Other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other liabilities [abstract]
Summary of other liabilities
Other liabilities by type
	2020	2019
Net defined benefit liability	350	483
Other post-employment benefits	83	84
Other staff-related liabilities	490	526
Share-based payment plan liabilities	2	6
Other taxation and social security contributions	435	442
Rents received in advance	15	9
Costs payable	2,018	2,111
Amounts to be settled	4,877	4,741
Lease liabilities	1,339	1,507
Other	1,999	2,921
	11,609	12,829